Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
ASSETS:
Cash	$ 2,279	$ 4,472
Prepayment and other assets		5,795
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	141,456,064	11,303,978
TOTAL ASSETS	141,458,343	11,314,245
LIABILITIES:
Accrued expenses and other current liabilities	1,090,959	588,941
TOTAL LIABILITIES	3,090,959	2,588,941
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 438,336,843 and 69,763,933 shares issued, 437,170,960 and 68,598,050 shares outstanding as of March 31,2024 and 2023, respectively)	43,834	6,977
Additional paid-in capital	210,324,890	71,021,898
Treasury stock	(3,988,370)	(3,988,370)
Accumulated deficit	(63,926,383)	(54,467,600)
Accumulated other comprehensive loss	(4,086,587)	(3,847,601)
TOTAL SHAREHOLDERS’ EQUITY	138,367,384	8,725,304
TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	141,458,343	11,314,245
Related Party [Member]
LIABILITIES:
Due to related party	$ 2,000,000	$ 2,000,000